Pension and Post-Retirement and Post-Employment Benefits (Tables)	12 Months Ended
Dec. 31, 2023
Defined Benefit Plan Disclosure [Line Items]
Change in Projected Benefit Obligation and Change in Plan Assets
The following tables provide the components of the unfunded status of the Company's Plans at December 31, 2023 and 2022:

	Pension Benefits		Post-Retirement and Post-Employment Benefits
Year ended December 31 (millions of dollars)	2023	2022	2023	2022
Change in projected benefit obligation
Projected benefit obligation, beginning of year	7,546	9,358	1,442	1,863
Current service cost	99	214	50	63
Employee contributions	68	63	—	—
Interest cost	394	283	74	58
Benefits paid	(425)	(402)	(64)	(51)
Net actuarial loss (gain)	650	(1,970)	86	(499)
Transfers from other plans[1]	333	—	15	8
Projected benefit obligation, end of year	8,665	7,546	1,603	1,442

Change in plan assets
Fair value of plan assets, beginning of year	7,904	8,645	—	—
Actual return on plan assets	791	(470)	—	—
Benefits paid	(425)	(402)	(64)	(51)
Employer contributions	69	89	64	51
Employee contributions	68	63	—	—
Administrative expenses	(20)	(21)	—	—
Transfers from other plans[1]	377	—	—	—
Fair value of plan assets, end of year	8,764	7,904	—	—

Unfunded (funded) status	(99)	(358)	1,603	1,442
[1] See below for information related to the transfer from other plans for employees transferred in 2023.

Schedule of Benefit Obligations and Plan Assets
Hydro One presents its benefit obligations and plan assets net on its consolidated balance sheets as follows:

	Pension Benefits		Post-Retirement and Post-Employment Benefits
As at December 31 (millions of dollars)	2023	2022	2023	2022
Other assets[1]	10	9	—	—
Deferred pension assets	99	358	—	—
Accrued liabilities	—	—	72	66
Pension benefit liability	—	—	—	—
Post-retirement and post-employment benefit liability	—	—	1,531	1,376
Net unfunded (funded) status	(109)	(367)	1,603	1,442
[1] Represents the funded status of HOSSM defined benefit pension plan.

Schedule of Projected Benefit Obligation (PBO), Accumulated Benefit Obligation (ABO) and Fair Value of Plan Assets
The following table provides the PBO, accumulated benefit obligation (ABO) and fair value of plan assets for the Pension Plan:

As at December 31 (millions of dollars)	2023	2022
PBO	8,665	7,546
ABO	7,863	7,002
Fair value of plan assets	8,764	7,904

Schedule of Weighted Average Assumptions Used to Determine Benefit Obligations
The following weighted average assumptions were used to determine the benefit obligations at December 31, 2023 and 2022:

	Pension Benefits		Post-Retirement and Post-Employment Benefits
Year ended December 31	2023	2022	2023	2022
Significant assumptions:
Weighted average discount rate	4.63%	5.06%	4.63%	5.07%
Rate of compensation scale escalation (long-term)	2.50%	2.50%	2.50%	2.50%
Rate of cost of living increase	2.00%	2.00%	2.00%	2.00%
Rate of increase in health care cost trends[1]	—	—	4.23%	4.19%
[1] 4.92% per annum in 2024, grading down to 4.23% per annum in and after 2031 (2022 - 5.02% per annum in 2023, grading down to 4.19% per annum in and after 2031).

Schedule of Weighted Average Assumptions Used to Determine Net Periodic Benefit Costs
The following weighted average assumptions were used to determine the net periodic benefit costs for the years ended December 31, 2023 and 2022. Assumptions used to determine current year-end benefit obligations are the assumptions used to estimate the subsequent year’s net periodic benefit costs.

Year ended December 31	2023	2022
Pension Benefits:
Weighted average expected rate of return on plan assets	7.00%	6.00%
Weighted average discount rate	5.06%	3.00%
Rate of compensation scale escalation (long-term)	2.50%	2.25%
Rate of cost of living increase	2.00%	1.75%
Average remaining service life of employees (years)	15	14

Post-Retirement and Post-Employment Benefits:
Weighted average discount rate	5.07%	3.04%
Rate of compensation scale escalation (long-term)	2.50%	2.25%
Rate of cost of living increase	2.00%	1.75%
Average remaining service life of employees (years)	14.8	14.9
Rate of increase in health care cost trends[1]	4.19%	3.97%
[1] 5.02% per annum in 2023, grading down to 4.19% per annum in and after 2031 (2022 - 4.88% per annum in 2022, grading down to 3.97% per annum in and after 2031).

Approximate Life Expectancies Used to Determine Projected Benefit Obligations for Pension, Post-Retirement and Post-Employment Plans
The following approximate life expectancies were used in the mortality assumptions to determine the PBO for the pension and post-retirement and post-employment plans at December 31, 2023 and 2022:

As at December 31	2023	2022
Life expectancy at age 65 for a member currently at:	(years)	(years)
Age 65 - male	23	23
Age 65 - female	25	25
Age 45 - male	24	24
Age 45 - female	26	26

Schedule of Estimated Future Benefit Payments
At December 31, 2023, estimated future benefit payments to the participants of the Plans were:

(millions of dollars)	Pension Benefits	Post-Retirement and Post-Employment Benefits
2024	415	72
2025	428	73
2026	435	73
2027	440	74
2028	446	74
2029 through to 2033	2,316	385
Total estimated future benefit payments through to 2033	4,480	751

Schedule of Actuarial Gains and Losses and Prior Service Costs Recorded Within Regulatory Assets
A portion of actuarial gains and losses and prior service costs is recorded within regulatory accounts on Hydro One’s consolidated balance sheets to reflect the expected regulatory inclusion of these amounts in future rates, which would otherwise be recorded in OCI. These amounts are reflected in the following table:

Year ended December 31 (millions of dollars)	2023	2022
Pension Benefits:
Net actuarial loss (gain) for the year	446	(972)
Prior service credit for the year	(45)	—
Amortization of actuarial gain (loss)	18	(61)
Amortization of prior service credit (cost)	2	(2)
	421	(1,035)

Post-Retirement and Post-Employment Benefits:
Actuarial loss (gain) for the year	80	(471)
Amortization of actuarial loss (gain)	27	(2)
	107	(473)

Components of Regulatory Assets That Have Not Been Recognized as Components of Net Periodic Benefit Costs
The following table provides the components of regulatory accounts that have not been recognized as components of net periodic benefit costs for the years ended December 31, 2023 and 2022:

Year ended December 31 (millions of dollars)	2023	2022
Pension Benefits:
Actuarial gain	(99)	(358)

Post-Retirement and Post-Employment Benefits:
Actuarial gain	(398)	(506)

Schedule of Pension Plan Target Asset and Weighted Average Asset Allocations
At December 31, 2023, the Pension Plan actual weighted average, target, and range asset allocations were as follows:

	Actual (%)	Target Allocation (%)	Range Allocation (%)
Equity securities	42	40	25 - 55
Debt securities	37	35	30 - 40
Real Estate and Infrastructure	21	25	0 - 35
	100	100

Pension Plan Assets Measured and Recorded at Fair Value on Recurring Basis
The following tables present the Pension Plan assets and liabilities measured and recorded at fair value on a recurring basis and their level within the fair value hierarchy at December 31, 2023 and 2022:

As at December 31, 2023 (millions of dollars)	Level 1	Level 2	Level 3	Total
Pooled funds	—	33	2,769	2,802
Cash and cash equivalents	89	—	—	89
Short-term securities	—	144	—	144
Derivative instruments	—	3	—	3
Corporate shares - Canadian	125	—	—	125
Corporate shares - Foreign	2,607	222	—	2,829
Bonds and debentures - Canadian	—	2,638	—	2,638
Bonds and debentures - Foreign	—	91	—	91
Total fair value of plan assets[1]	2,821	3,131	2,769	8,721

Derivative instruments	—	1	—	1
Total fair value of plan liabilities[1]	—	1	—	1
1 At December 31, 2023, the total fair value of Pension Plan assets and liabilities excludes $54 million of interest and dividends receivable, $5 million of pension administration expenses payable, $2 million of taxes payable, $1 million payable to participants, $5 million of sold investments receivable, and $7 million of purchased investments payable.

As at December 31, 2022 (millions of dollars)	Level 1	Level 2	Level 3	Total
Pooled funds	—	26	2,315	2,341
Cash and cash equivalents	233	—	—	233
Short-term securities	—	116	—	116
Derivative instruments	—	—	—	—
Corporate shares - Canadian	139	—	—	139
Corporate shares - Foreign	2,702	204	—	2,906
Bonds and debentures - Canadian	—	2,044	—	2,044
Bonds and debentures - Foreign	—	84	—	84
Total fair value of plan assets[1]	3,074	2,474	2,315	7,863

Derivative instruments	—	1	—	1
Total fair value of plan liabilities[1]	—	1	—	1
1 At December 31, 2022, the total fair value of Pension Plan assets and liabilities excludes $44 million of interest and dividends receivable, $5 million of pension administration expenses payable, $2 million of taxes payable, $3 million receivable from participants, $4 million of sold investments receivable, and $2 million of purchased investments payable.

Changes in Fair Value of Financial Instruments Classified in Level 3
The following table summarizes the changes in fair value of financial instruments classified in Level 3 for the years ended December 31, 2023 and 2022. The Pension Plan classifies financial instruments as Level 3 when the fair value is measured based on at least one significant input that is not observable in the markets or due to lack of liquidity in certain markets. The gains and losses presented in the table below could, therefore, include changes in fair value based on both observable and unobservable inputs. The Level 3 financial instruments are comprised of pooled funds whose valuations are provided by the investment managers. Sensitivity analysis is not provided as the underlying assumptions used by the investment managers are not available.

Year ended December 31 (millions of dollars)	2023	2022
Fair value, beginning of year	2,315	1,937
Realized and unrealized gains	214	128
Purchases	351	336
Sales and disbursements	(111)	(86)
Fair value, end of year	2,769	2,315

Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Components of Net Periodic Benefit Costs
The following table provides the components of the net periodic benefit costs for the years ended December 31, 2023 and 2022 for the Pension Plan:

Year ended December 31 (millions of dollars)	2023	2022
Current service cost	99	214
Interest cost	394	283
Expected return on plan assets, net of expenses	(566)	(507)
Amortization of prior service (credit) cost	(2)	2
Amortization of actuarial (gains) losses	(18)	61
Net periodic benefit (credit) cost	(93)	53

Charged to results of operations[1]	21	35
[1]    The Company accounts for pension costs consistent with their inclusion in OEB-approved rates. During the year ended December 31, 2023, pension costs of $69 million (2022 - $89 million) comprised of $21 million (2022 - $35 million) charged to operations, and $48 million (2022 - $54 million) capitalized as part of the cost of property, plant and equipment and intangible assets.

Post-Retirement and Post-Employment Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Components of Net Periodic Benefit Costs
The following table provides the components of the net periodic benefit costs for the years ended December 31, 2023 and 2022 for the post-retirement and post-employment benefit plans:

Year ended December 31 (millions of dollars)	2023	2022
Current service cost	50	63
Interest cost	74	58
Amortization of prior service cost	10	11
Amortization of actuarial gains	(23)	(8)
Net periodic benefit costs	111	124

Charged to results of operations[1,2]	77	71
[1]    The Company accounts for post-retirement and post-employment costs consistent with their inclusion in OEB-approved rates. During the year ended December 31, 2023, post-retirement and post-employment costs of $113 million (2022 - $124 million) were attributed to labour, of which $77 million (2022 - $71 million) was charged to operations, $nil (2022 - $15 million) was recorded in the Hydro One Networks distribution post-retirement and post-employment benefits non-service cost regulatory asset, and $36 million (2022 - $38 million) was capitalized as part of the cost of property, plant and equipment and intangible assets.
2    In the 2020 to 2022 Transmission Decision, the OEB approved the recovery of the non-service cost component of post-retirement and post-employment benefits as part of OM&A costs for the Company's transmission business. These costs were previously capitalized and recovered through rate base. As a result, during the year ended December 31, 2023, additional other post-retirement and post-employment costs of $36 million (2022 - $14 million) attributed to labour were charged to operations.